Note 19 Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other assets [Line Items]
Inventories	€ 267	€ 276
Items in course of collection from other banks	167	41
Other Assets Accruals	1,853	1,368
Other assets other items	1,731	1,174
Other assets	4,017	2,859
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	383	133
Other Liabilities Accruals	2,840	2,878
Other items liabilities	3,234	2,466
Other liabilities	€ 6,457	€ 5,477